CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 28, 2013	Mar. 29, 2013	Mar. 30, 2012
Current assets:
Cash and cash equivalents	$ 1,929	$ 2,054	$ 1,093
Receivables, net of allowance for doubtful accounts of $48 (2013) and $51 (2012)	2,880	3,199	3,257
Prepaid expenses and other current assets	551	420	533
Total current assets	5,360	5,673	4,883
Intangible and other assets:
Software, net of accumulated amortization of $1,523 (2013) and $1,481 (2012)	611	611	649
Finite-Lived Intangible Assets, Outsourcing Contract Costs, Net	487	505
Outsourcing contract costs, net of accumulated amortization of $968 (2013) and $1,240 (2012)		505	562
Goodwill	1,444	1,516	1,752
Other assets	850	762	902
Total intangible and other assets		3,394	3,865
Property and equipment—at cost:
Land, buildings and leasehold improvements		1,228	1,267
Computers and related equipment		3,989	4,357
Furniture and other equipment		392	464
Construction in progress		42	56
Property and equipment - at cost		5,651	6,144
Less: accumulated depreciation and amortization	3,443	3,467	3,703
Property and equipment, net	2,114	2,184	2,441
Total Assets	10,866	11,251	11,189
Current liabilities:
Short-term debt and current maturities of long-term debt	243	234	1,254
Accounts payable	316	373	478
Accrued payroll and related costs	605	653	789
Accrued expenses and other current liabilities	1,255	1,425	1,339
Deferred revenue and advance contract payments	629	630	619
Income taxes payable and deferred income taxes	31	34	57
Total current liabilities	3,079	3,349	4,536
Long-term Debt and Capital Lease Obligations	2,461	2,498
Long-term debt, net of current maturities		2,498	1,486
Income tax liabilities and deferred income taxes	494	501	357
Other long-term liabilities	1,720	1,743	1,976
Commitments and contingencies
CSC stockholders’ equity:
Preferred stock par value $1 per share; authorized 1,000,000 shares; none issued
Common stock, par value $1 per share; authorized 750,000,000 shares; issued 158,984,279 (2013) and 163,719,508 (2012)	157	159	164
Additional paid-in capital	2,158	2,167	2,168
Earnings retained for use in business	2,609	2,564	1,930
Accumulated other comprehensive loss	(1,424)	(1,354)	(1,093)
Less: common stock in treasury, at cost, 8,819,517 (2013) and 8,518,540 (2012)	(407)	(401)	(390)
Total CSC stockholders’ equity	3,093	3,135	2,779
Noncontrolling interest in subsidiaries	19	25	55
Total Equity	3,112	3,160	2,834
Total Liabilities and Equity	$ 10,866	$ 11,251	$ 11,189